Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD DIVIDEND AND GROWTH HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information
		on those fees and expenses.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year,
		the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company
LLP ("Wellington Management").  The Fund's portfolio is broadly diversified by company and industry.  Under normal market and economic conditions, at least
65% of the Fund's total assets are invested in dividend paying equity securities.
The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The
Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.  Wellington Management uses fundamental analysis to
		evaluate a security for purchase or sale by the Fund.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the
Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and
Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may
		be applied at the contract or plan level were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have
		the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 16.14% (2nd quarter, 2009) Lowest -18.99% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two broad-based market indices.
		For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/11
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Annual Return 2002	rr_AnnualReturn2002	(14.23%)
Annual Return 2003	rr_AnnualReturn2003	26.80%
Annual Return 2004	rr_AnnualReturn2004	12.42%
Annual Return 2005	rr_AnnualReturn2005	5.96%
Annual Return 2006	rr_AnnualReturn2006	20.36%
Annual Return 2007	rr_AnnualReturn2007	8.26%
Annual Return 2008	rr_AnnualReturn2008	(32.43%)
Annual Return 2009	rr_AnnualReturn2009	24.68%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Annual Return 2011	rr_AnnualReturn2011	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%